Loans at amortized cost, etc. (Tables)	12 Months Ended
Dec. 31, 2023
Loans at amortized cost and other assets [Abstract]
Loans at amortized cost and other assets
(a)	Loans at amortized cost for configuration by customer as of December 31, 2022 and 2023 are as follows:

	2022		2023
Retail loans	~~W~~	155,365,004	155,103,825
Corporate loans (*)		216,004,850	224,916,377
Public and other loans		3,788,040	4,427,500
Loans between banks		7,428,874	3,049,239
Credit card receivables		28,459,691	28,090,168

		411,046,459	415,587,109

Discount		(21,879)	(23,063)
Deferred loan origination costs		525,205	505,986

		411,549,785	416,070,032
Less: Allowance for credit loss		(3,650,813)	(4,330,470)

	~~W~~	407,898,972	411,739,562

(*)	Included loans for solo proprietor business, etc.

Changes in loans at amortized cost, etc.
(b) Changes in carrying amount of loans at amortized cost, etc. as of December 31, 2022 and 2023 are as follows:
i) Loans at amortized cost

	2022
	Retail				Corporate			Credit card			Others
	12 months expected credit loss		Life time expected credit loss	Impaired financial asset	12 months expected credit loss	Life time expected credit loss	Impaired financial asset	12 months expected credit loss	Life time expected credit loss	Impaired financial asset	12 months expected credit loss	Life time expected credit loss	Impaired financial asset	Total
Beginning balance	~~W~~	145,927,405	8,149,050	451,228	170,489,366	28,830,615	930,549	21,346,418	4,166,803	457,582	6,542,444	668,657	17,751	387,977,868
Transfer (from) to 12 months expected credit losses		3,399,814	(3,390,943)	(8,871)	7,620,344	(7,612,945)	(7,399)	431,252	(430,915)	(337)	55,766	(55,766)	—	—
Transfer (from) to lifetime expected credit losses		(4,240,767)	4,275,492	(34,725)	(11,480,879)	11,491,902	(11,023)	(764,938)	765,279	(341)	(52,028)	52,030	(2)	—
Transfer (from) to credit- impaired financial assets		(252,730)	(154,510)	407,240	(222,960)	(489,488)	712,448	(115,976)	(160,843)	276,819	(18)	(12)	30	—
Net increase and decrease (*1)		1,907,714	(385,941)	127,858	16,841,069	(164,160)	(267,984)	2,689,877	(6,713)	352,143	3,821,009	767	181	24,915,820
Charge off (*2)		—	—	(263,962)	—	—	(249,453)	—	—	(592,386)	—	—	(1,121)	(1,106,922)
Disposal		—	(1,151)	(78,428)	(17,000)	(1,333)	(136,419)	—	—	—	—	—	(2,748)	(237,079)
Business combination		—	—	—	—	—	—	—	—	—	98	—	—	98

Ending balance	~~W~~	146,741,436	8,491,997	600,340	183,229,940	32,054,591	970,719	23,586,633	4,333,611	493,480	10,367,271	665,676	14,091	411,549,785

(*1)	The amount is due to execution, collection, debt restructuring, investment conversion, exchange rate fluctuation, etc.
(*2)	The amount of uncollected loans currently in recovery (principal and interest) is ~~W~~ 10,613,730 million, which is written off as of December 31, 2022.

ii) Due from banks at amortized cost and other financial assets

	2022
	12 month expected credit loss		Life time expected credit loss	Impaired financial asset	Total
Beginning balance	~~W~~	48,154,690	104,650	79,094	48,338,434
Transfer (from) to 12 month expected credit losses		16,401	(16,309)	(92)	—
Transfer (from) to lifetime expected credit losses		(23,870)	23,985	(115)	—
Transfer (from) to credit- impaired financial assets		(10,008)	(3,654)	13,662	—
Net increase and decrease (*)		1,482,975	57,051	21,722	1,561,748
Charge off		—	—	(25,636)	(25,636)
Disposal		—	—	(1,123)	(1,123)
Business combination		80,943	—	—	80,943

Ending balance	~~W~~	49,701,131	165,723	87,512	49,954,366

(*)	The amount is due to execution, collection, debt restructuring, investment conversion, exchange rate fluctuation, etc.

i)	Loans at amortized cost

	2023
	Retail				Corporate			Credit card			Others
	12 months expected credit loss		Life time expected credit loss	Impaired financial asset	12 months expected credit loss	Life time expected credit loss	Impaired financial asset	12 months expected credit loss	Life time expected credit loss	Impaired financial asset	12 months expected credit loss	Life time expected credit loss	Impaired financial asset	Total
Beginning balance	~~W~~	146,741,436	8,491,997	600,340	183,229,940	32,054,591	970,719	23,586,633	4,333,611	493,480	10,367,271	665,676	14,091	411,549,785
Transfer (from) to 12 months expected credit losses		3,684,473	(3,671,574)	(12,899)	6,312,378	(6,310,771)	(1,607)	59,586	(59,510)	(76)	51,588	(51,588)	—	—
Transfer (from) to lifetime expected credit losses		(6,347,880)	6,382,499	(34,619)	(14,969,646)	14,984,213	(14,567)	(72,489)	72,551	(62)	(154,268)	154,268	—	—
Transfer (from) to credit- impaired financial assets		(462,894)	(266,533)	729,427	(511,906)	(476,684)	988,590	(19,349)	(10,202)	29,551	(476)	(6,139)	6,615	—
Net increase and decrease (*1)		1,826,622	(1,544,703)	148,463	7,797,722	1,502,116	449,944	(259,750)	(226,043)	928,319	(3,819,606)	65,262	8,018	6,876,364
Charge off (*2)		—	—	(489,511)	—	—	(352,324)	—	—	(805,454)	—	—	(2,127)	(1,649,416)
Disposal		—	(1,477)	(147,151)	(56,032)	(7,325)	(491,911)	—	—	(155)	—	(500)	(2,150)	(706,701)

Ending balance	~~W~~	145,441,757	9,390,209	794,050	181,802,456	41,746,140	1,548,844	23,294,631	4,110,407	645,603	6,444,509	826,979	24,447	416,070,032

(*1)	The amount is due to execution, collection, debt restructuring, investment conversion, exchange rate fluctuation, etc.
(*2)	The amount of uncollected loans currently in recovery (principal and interest) is ~~W~~ 9,964,573 million, which is written off as of December 31, 2023.

ii)	Due from banks at amortized cost and other financial assets

	2023
	12 month expected credit loss		Life time expected credit loss	Impaired financial asset	Total
Beginning balance	~~W~~	49,701,131	165,723	87,512	49,954,366
Transfer (from) to 12 month expected credit losses		23,476	(23,305)	(171)	—
Transfer (from) to lifetime expected credit losses		(96,073)	96,096	(23)	—
Transfer (from) to credit- impaired financial assets		(9,110)	(40,985)	50,095	—
Net increase and decrease (*)		9,789,697	48,392	60,859	9,898,948
Charge off		—	—	(28,665)	(28,665)
Disposal		—	(5)	(1,819)	(1,824)

Ending balance	~~W~~	59,409,121	245,916	167,788	59,822,825

(*)	The amount is due to execution, collection, debt restructuring, investment conversion, exchange rate fluctuation, etc.

Changes in allowances for credit loss of loans at amortized cost and other assets
(c)	Changes in allowance for credit loss of loans at amortized cost and other financial assets as of December 31, 2022 and 2023 are as follows:

i)	Loans at amortized cost

	2022
	Retail				Corporate			Credit cards			Others
	12 month expected credit loss		Life time expected credit loss	Impaired financial asset	12 month expected credit loss	Life time expected credit loss	Impaired financial asset	12 month expected credit loss	Life time expected credit loss	Impaired financial asset	12 month expected credit loss	Life time expected credit loss	Impaired financial asset	Total
Beginning balance	~~W~~	174,005	90,412	188,769	531,427	742,252	520,261	204,711	401,077	289,232	10,195	9,258	5,494	3,167,093
Transfer (from) to 12 months expected credit losses		17,016	(16,023)	(993)	92,555	(90,661)	(1,894)	24,579	(24,471)	(108)	403	(403)	—	—
Transfer (from) to lifetime expected credit losses		(9,449)	26,014	(16,565)	(62,583)	64,821	(2,238)	(14,752)	14,892	(140)	(122)	122	—	—
Transfer (from) to credit- impaired financial assets		(4,702)	(9,103)	13,805	(1,461)	(66,033)	67,494	(1,094)	(2,041)	3,135	(1)	(5)	6	—
Provision (reversal)		96,230	84,402	244,290	(14,918)	159,287	103,935	101,644	254,090	209,353	3,405	246	2,387	1,244,351
Charge off		—	—	(263,962)	—	—	(249,453)	—	—	(592,386)	—	—	(1,121)	(1,106,922)
Amortization of discount		—	—	(5,923)	—	—	(13,189)	—	—	7,307	—	—	—	(11,805)
Disposal		—	(28)	(22,676)	—	(5)	(10,723)	—	—	—	—	—	(217)	(33,649)
Collection		—	—	108,666	—	—	55,441	—	—	217,407	—	—	145	381,659
Others (*)		(8,264)	(10,584)	19,119	15,187	30,896	17,605	(103,976)	(172,074)	222,175	2	—	—	10,086

Ending balance	~~W~~	264,836	165,090	264,530	560,207	840,557	487,239	211,112	471,473	355,975	13,882	9,218	6,694	3,650,813

(*)	Other changes are due to debt restructuring, investment conversion and changes in foreign exchange rate, etc.

ii)	Due from banks at amortized cost and other financial assets

	2022
	12 months expected credit loss		Life time expected credit loss	Impaired financial asset	Total
Beginning balance	~~W~~	183,968	8,008	70,043	262,019
Transfer (from) to 12 months expected credit losses		315	(274)	(41)	—
Transfer (from) to lifetime expected credit losses		(740)	765	(25)	—
Transfer (from) to credit- impaired financial assets		(75)	(1,267)	1,342	—
Provision		2,327	3,278	27,226	32,831
Charge off		—	—	(25,636)	(25,636)
Disposal		—	—	(61)	(61)
Collection		—	—	2,502	2,502
Others (*)		110,519	(70)	(729)	109,720
Business combination		32	—	—	32

Ending balance	~~W~~	296,346	10,440	74,621	381,407

(*)	Other changes are due to debt restructuring, investment conversion and changes in foreign exchange rate, etc.

i) Loans at amortized cost

	2023
	Retail				Corporate			Credit cards			Others
	12 month expected credit loss		Life time expected credit loss	Impaired financial asset	12 month expected credit loss	Life time expected credit loss	Impaired financial asset	12 month expected credit loss	Life time expected credit loss	Impaired financial asset	12 month expected credit loss	Life time expected credit loss	Impaired financial asset	Total
Beginning balance	~~W~~	264,836	165,090	264,530	560,207	840,557	487,239	211,112	471,473	355,975	13,882	9,218	6,694	3,650,813
Transfer (from) to 12 months expected credit losses		25,984	(24,982)	(1,002)	92,347	(92,254)	(93)	23,474	(23,422)	(52)	213	(213)	—	—
Transfer (from) to lifetime expected credit losses		(28,336)	44,543	(16,207)	(69,404)	74,346	(4,942)	(18,412)	18,557	(145)	(305)	305	—	—
Transfer (from) to credit- impaired financial assets		(13,823)	(32,129)	45,952	(7,456)	(47,157)	54,613	(2,023)	(3,402)	5,425	(7)	(25)	32	—
Provision (reversal)		(4,029)	56,164	429,789	225,719	223,266	456,854	15,525	(3,720)	711,724	(348)	1,095	2,403	2,114,442
Charge off		—	—	(489,511)	—	—	(352,324)	—	—	(805,454)	—	—	(2,127)	(1,649,416)
Amortization of discount		—	—	(12,327)	—	—	(25,929)	—	—	7,344	—	—	—	(30,912)
Disposal		—	(177)	(40,297)	(36)	(240)	(56,118)	—	—	(155)	—	(9)	(115)	(97,147)
Collection		—	—	101,653	—	—	69,674	—	—	186,715	—	—	451	358,493
Others (*)		(1,366)	(1,147)	611	(12,327)	(4,173)	(487)	610	1,362	1,177	(63)	—	—	(15,803)

Ending balance	~~W~~	243,266	207,362	283,191	789,050	994,345	628,487	230,286	460,848	462,554	13,372	10,371	7,338	4,330,470

(*)	Other changes are due to debt restructuring, investment conversion and changes in foreign exchange rate, etc.

ii) Due from banks at amortized cost and other financial assets

	2023
	12 months expected credit loss		Life time expected credit loss	Impaired financial asset	Total
Beginning balance	~~W~~	296,346	10,440	74,621	381,407
Transfer (from) to 12 months expected credit losses		364	(299)	(65)	—
Transfer (from) to lifetime expected credit losses		(40,026)	40,041	(15)	—
Transfer (from) to credit- impaired financial assets		(228)	(37,000)	37,228	—
Provision		44,035	2,326	44,409	90,770
Charge off		—	—	(28,665)	(28,665)
Disposal		—	—	(178)	(178)
Collection		—	—	2,198	2,198
Others (*)		32,460	142	8,435	41,037

Ending balance	~~W~~	332,951	15,650	137,968	486,569

(*)	Other changes are due to debt restructuring, investment conversion and changes in foreign exchange rate, etc.

Changes in deferred loan origination costs
(d)	Changes in deferred loan origination costs for the years ended December 31, 2022 and 2023 are as follows:

	2022		2023
Beginning balance	~~W~~	541,932	525,205
Loan origination		208,517	231,007
Amortization, etc.		(225,244)	(250,226)

Ending balance	~~W~~	525,205	505,986